Capital Stock and Reverse Stock Split (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 19, 2021	Oct. 14, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 15, 2020	Nov. 18, 2020	Aug. 17, 2020	Apr. 15, 2020	Mar. 05, 2020
Common stock, shares authorized	1,800,000,000		1,800,000,000		1,800,000,000	1,800,000,000	1,800,000,000		1,500,000,000	750,000,000	250,000,000
Reverse stock split	Not less than 1-for-10 and not more than 1-for-2,000	1-for-750
Stock issued during period, value			$ 653,605			$ 500,000
Financing fee			$ 10,000
Common stock, par value			$ 0.001		$ 0.001	$ 0.001
Common stock voting rights			one vote per share
Common stock, shares issued			1,442,053,442		1,044,012,947	9,692,065
Common stock, shares outstanding			1,442,053,442		1,044,012,947	9,692,065
Stock issued during period, unreceived value			$ 336,395
Shares issued for service			10,958,306
Number of warrants issued								617,682
Promissory Notes - Issued During First Three Months of Fiscal Year 2021 [Member]
Shares issued during the period			5,725,000
Financing fee			$ 14,500
Shares Issuance for Cash [Member]
Shares issued during the period			166,666,667
Shares Issued for Conversion of Debt [Member]
Common stock issued for conversion, shares			203,494,048
Series A Preferred Stock [Member]
Preferred stock, shares issued			150,000		150,000	1,334
Preferred stock, shares outstanding			150,000		150,000	1,334
Debt converted of common stock, shares			1,000		1,000
Preferred stock voting rights			Entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.		Entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.
Shares issued during the period
Stock issued during period, value
Common stock issued for conversion, shares
Shares issued for service					4,666
Series B Preferred Stock [Member]
Preferred stock, shares issued			22,200		5,300	0
Preferred stock, shares outstanding			22,200		5,300	0
Preferred stock, stated value			$ 10.00		$ 10.00
Preferred stock, description			Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) are convertible into common stock at a price per share equal to sixty one percent (61%) of the lowest price for the Company's common stock during the twenty (20) day of trading preceding the date of the conversion; (iii) earn dividends at the rate of nine percent (9%) per annum; and, (iv) generally have no voting rights.		Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) are convertible into common stock at a price per share equal to sixty one percent (61%) of the lowest price for the Company's common stock during the twenty (20) day of trading preceding the date of the conversion; (iii) earn dividends at the rate of nine percent (9%) per annum; and, (iv) generally have no voting rights.
Preferred stock, dividend rate			9.00%		9.00%
Shares issued during the period			23,460
Common stock issued for conversion, shares			6,560
Accrued interest			$ 65,600
Stock issued for conversion			11,196,475
Series B Preferred Stock [Member] | Issuance of Shares [Member]
Shares issued during the period			16,900
Stock issued during period, value			$ 160,000
Financing fee			$ 9,000
Minimum [Member]
Common Stock, Authorized Reduction	10,000,000
Maximum [Member]
Common Stock, Authorized Reduction	1,000,000,000